As filed with the Securities and Exchange Commission on May 20, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedules of Investments.

Davidson Multi-Cap Core Fund
Schedule of Investments
March 31, 2009 (Unaudited)

Shares	COMMON STOCKS - 97.55%	Value
	Aerospace & Defense - 3.75%
1,550	Alliant Techsystems, Inc. (a)	$103,819
2,750	United Technologies Corp.	118,195
		222,014
	Air Freight & Logistics - 1.34%
1,790	FedEx Corp.	79,637
	Beverages - 2.59%
2,985	PepsiCo, Inc.	153,668
	Biotechnology - 1.78%
2,135	Amgen, Inc. (a)	105,725
	Capital Markets - 1.57%
3,030	State Street Corp.	93,263
	Chemicals - 3.82%
3,735	E.I. du pont de Nemours & Co.	83,403
2,125	Praxair, Inc.	142,991
		226,394
	Commercial Banks - 2.86%
7,425	TCF Financial Corp.	87,318
5,755	Wells Fargo & Co.	81,951
		169,269
	Commercial Services & Supplies - 1.19%
6,635	Herman Miller, Inc.	70,729
	Communications Equipment - 2.29%
8,110	Cisco Systems, Inc. (a)	136,005
	Computers & Peripherals - 4.77%
1,305	Apple, Inc. (a)	137,182
1,500	International Business Machines Corp.	145,335
		282,517
	Diversified Financial Services - 2.60%
4,555	JPMorgan Chase & Co.	121,072
4,055	Principal Financial Group, Inc.	33,170
		154,242
	Diversified Telecommunication Services - 2.25%
4,410	Verizon Communications, Inc.	133,182
	Electric Utilities - 1.46%
4,850	Black Hills Corp.	86,766
	Energy Equipment & Services - 3.93%
2,990	Baker Hughes, Inc.	85,365
2,506	Transocean Ltd. (a)(b)	147,453
		232,818
	Food & Staples Retailing - 3.12%
2,640	Costco Wholesale Corp.	122,285
2,405	Walgreen Co.	62,434
		184,719
	Food Products - 2.33%
4,975	Archer-Daniels-Midland Co.	138,205
	Health Care Equipment & Supplies - 2.38%
2,100	Becton, Dickinson & Co.	141,204
	Health Care Providers & Services - 4.35%
3,570	Medco Health Solutions, Inc. (a)	147,584
4,660	Pharmaceutical Product Development, Inc.	110,535
		258,119
	Health Care Technology - 1.34%
6,390	IMS Health, Inc.	79,683
	Household Durables - 1.58%
9,630	D.R. Horton, Inc.	93,411
	Household Products - 1.87%
2,230	Energizer Holdings, Inc. (a)	110,809
	Industrial Conglomerates - 3.38%
2,400	3M Co.	119,328
7,985	General Electric Co.	80,728
		200,056
	Insurance - 1.87%
4,875	StanCorp Financial Group, Inc.	111,053
	Internet & Catalog Retail - 1.78%
3,505	Blue Nile, Inc. (a)	105,676
	Internet Software & Services - 4.33%
13,255	Ariba, Inc. (a)	115,716
405	Google, Inc. - Class A (a)	140,964
		256,680
	IT Services - 2.30%
3,735	Fiserv, Inc. (a)	136,178
	Media - 1.63%
4,235	The McGraw-Hill Companies, Inc.	96,854
	Multi-Utilities & Unregulated Power - 2.42%
3,100	Sempra Energy	143,344
	Oil & Gas - 6.47%
2,030	Exxon Mobil Corp.	138,243
7,440	Frontier Oil Corp.	95,158
5,710	Marathon Oil Corp.	150,116
		383,517
	Oil, Gas & Consumable Fuels - 1.40%
1,850	Devon Energy Corp.	82,677
	Personal Products - 1.61%
3,870	The Estee Lauder Cos., Inc. - Class A	95,396
	Pharmaceuticals - 4.48%
1,930	Genzyme Corp. (a)	114,623
3,510	Wyeth	151,070
		265,693
	Real Estate - 2.35%
10,055	Annaly Capital Management, Inc.	139,463
	Semiconductor & Semiconductor Equipment - 1.81%
9,970	Applied Materials, Inc.	107,177
	Software - 4.71%
5,870	Intuit, Inc. (a)	158,490
6,435	MICRO Systems, Inc. (a)	120,656
		279,146
	Specialty Retail - 2.50%
3,900	Best Buy Co., Inc.	148,044
	Wireless Telecommunication Services - 1.34%
5,310	NII Holdings, Inc. (a)	79,650

	TOTAL COMMON STOCKS (Cost $7,575,556)	5,782,983

Shares	SHORT-TERM INVESTMENTS - 2.81%	Value
166,690	Fidelity Institutional Government Portfolio	166,690
	TOTAL SHORT-TERM INVESTMENTS (Cost $166,690)	166,690

	TOTAL INVESTMENTS IN SECURITIES (Cost $7,742,246) - 100.36%	5,949,673
	Liabilities in Excess of Other Assets - (0.36)%	(21,669)
	NET ASSETS - 100.00%	$5,928,004

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

Cost of investments	$7,742,246

Gross unrealized appreciation	$66,548
Gross unrealized depreciation	(1,859,121)
Net unrealized depreciation	$(1,792,573)

* Because tax adjustments are calculated annually, the above table does not include tax adjustments.

FAS 157 – Summary of Fair Value Exposure at March 31, 2009

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2009:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$5,949,673	$5,949,673	$—	$—
Total	$5,949,673	$5,949,673	$—	$—

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/ Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    5/15/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    5/15/2009

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    5/12/2009

* Print the name and title of each signing officer under his or her signature.